GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Intangible Assets - 10K (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	$ 300.7		$ 300.7		$ 284.1		$ 265.8
Finite-Lived Intangible Assets, Accumulated Amortization	(72.8)		(72.8)		(61.1)		(39.3)
Total	227.9		227.9		223.0		226.5
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets, Gross Carrying Amount	101.0		101.0		95.0		101.3
Intangible Assets, Gross Carrying Amount	401.7		401.7		379.1		367.1
Intangible Assets, Net Carrying Amount	328.9		328.9		318.0	[1]	327.8
Amortization of Intangible Assets	6.1	$ 5.3	12.0	$ 10.4	22.4		21.3	$ 10.4
Trade names, finite-lived [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets, Gross Carrying Amount	101.0		101.0		95.0		101.3
Trademarks and Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	147.2		147.2		145.0		140.5
Finite-Lived Intangible Assets, Accumulated Amortization	(42.3)		(42.3)		(36.0)		(23.5)
Total	104.9		104.9		$ 109.0		$ 117.0
Weighted Average Useful Life					15 years		14 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	132.5		132.5		$ 118.8		$ 109.1
Finite-Lived Intangible Assets, Accumulated Amortization	(24.4)		(24.4)		(20.5)		(13.4)
Total	108.1		108.1		$ 98.3		$ 95.7
Weighted Average Useful Life					16 years		17 years
Patents and Internally-Developed IP [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	17.9		17.9		$ 16.8		$ 16.2
Finite-Lived Intangible Assets, Accumulated Amortization	(5.2)		(5.2)		(4.0)		(2.4)
Total	12.7		12.7		$ 12.8		$ 13.8
Weighted Average Useful Life					10 years		10 years
Distribution rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	3.1		3.1		$ 3.5
Finite-Lived Intangible Assets, Accumulated Amortization	(0.9)		(0.9)		(0.6)
Total	$ 2.2		$ 2.2		$ 2.9
Weighted Average Useful Life					5 years

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.